Net Loss Per Share Attributable to Ordinary Shareholders - Summary of Computation of The Unaudited Pro Forma Basic and Diluted Net Loss Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2021		Jun. 30, 2020		Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss	$ (13,104)		$ (11,084)		$ (20,041)	$ (19,108)
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	31,516,984	[1]	30,147,656	[1]	30,668,412	29,801,064
Weighted-average of convertible redeemable preferred shares upon assumed conversion in IPO					62,319,947	58,197,494
Weighted-average of warrants to convertible redeemable preferred shares upon assumed conversion in IPO					1,030,615
Weighted-average shares used in computing pro forma net loss per share attributable to ordinary shareholders, basic and diluted					94,018,974	87,998,558
Pro forma net loss per share attributable to ordinary shareholders, basic and diluted					$ (0.21)	$ (0.22)

[1]	The Company effected a share split as of the Recapitalization, all ordinary share and redeemable convertible preferred shares amounts were adjusted retroactively for all periods. See also Note 1B.